Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (14,810)	$ (33,539)	$ (36,061)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,338	3,571	2,250
Amortization of discount of marketable securities	1,091	(988)
Amortization of discount and issuance costs of convertible notes	4,036
Share -based compensation	15,815	8,899	11,648
Net loss (gain) from exchange rate fluctuations	(1,076)	65	(77)
Loss from disposal of property and equipment			26
Changes in assets and liabilities:
User funds	(42,039)	(16,209)	(39,736)
Operating lease ROU assets and liabilities, net	1,068
Other receivables	(1,777)	(1,583)	(143)
Trade payables	(127)	240	808
Deferred revenue	2,680	3,248
User accounts	39,014	13,277	7,542
Payment of contingent consideration	(1,960)
Other account payables and accrued expenses	10,674	8,677	1,937
Non-current liabilities	208	398	130
Net cash provided by (used in) operating activities	17,135	(13,944)	(51,676)
Investing activities:
Investment in marketable securities	(431,176)	(214,306)
Proceeds from maturities of marketable securities	183,190	104,990
Acquisition of business, net of cash acquired		(9,967)	(2,676)
Acquisition of intangible asset	(1,230)
Purchase of property and equipment	(2,094)	(1,016)	(767)
Capitalization of internal-use software	(711)	(739)	(830)
Other receivables and non-current assets	107	(40)	(142)
Bank and Restricted deposits	(74,443)	(15,000)	30,482
Net cash provided by (used in) investing activities	(326,357)	(136,078)	26,067
Financing activities:
Proceeds from initial public offering, net		113,350
Proceeds from follow-on offering, net	129,853
Proceeds from convertible notes, net	447,264
Purchase of capped call	(43,240)
Proceeds from exercise of share options	9,189	773	1,240
Proceeds from issuance of Protected ordinary shares, net		4,340	53,069
Payment of contingent consideration	(2,040)
Tax withholding in connection with employees' exercises of share options and vested RSUs	11,311
Repayment of a long-term loan	(524)	(470)	(421)
Net cash provided by financing activities	551,813	117,993	53,888
Effect of exchange rate fluctuations on cash and cash equivalents	1,268	245	(190)
Increase (decrease) in cash and cash equivalents	243,859	(31,784)	28,089
Cash and cash equivalents at the beginning of the year	24,171	55,955	27,866
Cash and cash equivalents at the end of the year	268,030	24,171	55,955
Supplemental non-cash disclosure:
Purchase of property and equipment	156	103	4
Share-based compensation capitalized in internal-use software	40	110	11
Other expenses capitalized in internal-use software		219	54
Ordinary shares and protected ordinary shares issuance costs		18	74
Issuance of protected ordinary shares for acquisition of business			1,640
Exercise of share options	263	84
Convertible notes deferred issuance costs	75
Contingent consideration		4,240
Lease liabilities arising from obtaining right of use assets	19,031
Supplemental cash flow disclosure:
Cash paid for taxes		36	146
Cash paid for interest	115	131	148
Cash paid for amounts included in the measurement of operating lease liabilities under operating cash flows	$ 3,315